LOAN AND CREDIT LINE (Tables)	9 Months Ended
Sep. 30, 2013
LOAN AND CREDIT LINE [Abstract]
Schedule of Maturities of Long-Term Debt	The maturities of the principal amount of the Loan for periods after September 30, 2013 are as follows:
2013	$2,058
2014	8,232
2015	8,232
2016	2,072
$20,594